Selected Statement of Operations Data - Schedule of Revenue by Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues by operating segments	$ 752,517	$ 582,746	$ 439,995
PCB [Member]
Segment Reporting Information [Line Items]
Revenues by operating segments	255,501	286,225	295,228
FPD [Member]
Segment Reporting Information [Line Items]
Revenues by operating segments	204,946	160,759	131,558
SD [Member]
Segment Reporting Information [Line Items]
Revenues by operating segments	262,234	110,654
Other [Member]
Segment Reporting Information [Line Items]
Revenues by operating segments	$ 29,836	$ 25,108	$ 13,209